Impairment testing of goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Impairment testing of goodwill and intangible assets
Summary of movements in goodwill and intangible assets with indefinite life

	Goodwill			Indefinite life
	Payment services	Flocktory	RealWeb	license	Total
As of December 31, 2020	6,358	726	—	183	7,267
Addition	—	—	—	—	—
As of December 31, 2021	6,358	726	—	183	7,267
Addition (Note 6)	666	—	842	—	1,508
As of December 31, 2022	7,024	726	842	183	8,775